Reinhart Mid Cap PMV Fund

Schedule of Investments (Unaudited)
August 31, 2023

Description	Shares	Value
COMMON STOCKS - 96.6%
Communication Services - 5.3%
Interpublic Group of Companies	88,145	$2,874,408
Live Nation Entertainment (1)	56,805	4,801,727
		7,676,135
Consumer Discretionary - 9.8%
Allison Transmission Holdings	54,875	3,317,194
Leslie's (1)	450,130	2,817,814
LKQ	64,660	3,396,590
TransUnion	57,870	4,700,201
		14,231,799
Consumer Staples - 2.3%
BJ's Wholesale Club Holdings (1)	48,940	3,298,067
Energy - 2.4%
Baker Hughes, Class A	97,035	3,511,697
Financials - 24.3%
Affiliated Managers Group	31,230	4,185,132
American Financial Group	27,320	3,166,934
BOK Financial	43,341	3,602,071
Fidelity National Information Services	42,830	2,392,484
Global Payments	33,835	4,286,556
Intercontinental Exchange	36,710	4,331,413
Loews	32,765	2,034,379
M&T Bank	24,575	3,073,104
Northern Trust	30,205	2,297,694
Progressive	16,110	2,150,202
White Mountains Insurance Group	2,418	3,841,452
		35,361,421
Health Care - 7.3%
Charles River Laboratories International (1)	19,965	4,129,161
Encompass Health	61,042	4,336,424
Zimmer Biomet Holdings	18,670	2,223,970
		10,689,555
Industrials - 11.3%
Insperity	45,260	4,586,196
Sensata Technologies Holding	80,680	3,035,182
Snap-on	8,775	2,356,965
Stanley Black & Decker	20,300	1,915,914
U-Haul Holding, Series N	86,885	4,625,757
		16,520,014
Information Technology - 9.6%
Cognizant Technology Solutions, Class A	59,980	4,295,168
Fidelity National Financial	95,775	3,965,085
SS&C Technologies Holdings	98,805	5,673,383
		13,933,636
Materials - 9.4%
Avantor (1)	188,230	4,075,179
Eagle Materials	18,005	3,408,707
FMC	33,960	2,928,371
Sealed Air	89,555	3,318,908
		13,731,165
Real Estate - 9.1%
Americold Realty Trust - REIT	134,970	4,541,741
Camden Property Trust - REIT	26,625	2,865,382
Ventas - REIT	68,020	2,971,114
Weyerhaeuser - REIT	85,730	2,807,657
		13,185,894
Utilities - 5.8%
UGI	133,905	3,371,728
Vistra	160,410	5,040,082
		8,411,810
TOTAL COMMON STOCKS
(Cost $119,762,179)		140,551,193

MONEY MARKET FUND - 3.5%
First American Treasury Obligations Fund, Class X, 5.26% (2)
(Cost $5,042,375)	5,042,375	5,042,375

Total Investments - 100.1%
(Cost $124,804,554)		145,593,568
Other Assets and Liabilities, Net - (0.1)%		(108,091)
Total Net Assets - 100.0%		$145,485,477

(1) Non-income producing security.
(2) The rate shown is the annualized seven-day effective yield as of August 31, 2023.
REIT - Real Estate Investment Trust
The Global Industry Classification Standard ("GICS"®) was developed by and is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor's Financial Services LLC ("S&P").  GICS is a service mark of MSCI and S&P and has been licensed for use.

Summary of Fair Value Exposure

The Fund has adopted fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosure about the various inputs and valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below.

Level 1 - Quoted prices in active markets for identical assets or liabilities.

Level 2 - Observable inputs other than quoted prices included in Level 1. These inputs may include quoted prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Significant unobservable inputs for the asset or liability, representing the Fund's view of assumptions a market participant would use in valuing the asset or liability.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's securities as of August 31, 2023:

	Level 1	Level 2	Level 3	Total
Common Stocks	$140,551,193	$-	$-	$140,551,193
Money Market Fund	5,042,375	-	-	5,042,375
Total Investments	$145,593,568	$-	$-	$145,593,568

Refer to Schedule of Investments for further information on the classification of investments.